DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE INSTRUMENTS [Text Block]

7. DERIVATIVE INSTRUMENTS

During the year ended December 31, 2021, the Company purchased copper put option contracts for 41 million pounds of copper with maturity dates ranging from July 2021 through to December 2021, at a strike price of US$3.75, at a total cost of $11,143. In May 2021, the Company purchased copper collar contracts for a total of 43 million pounds of copper with maturity dates ranging from January 2022 to June 2022, with a minimum copper strike price of US$4.00 per pound and a ceiling price of US$5.60 per pound, at a total cost of $4,693.

During the year ended December 31, 2020, the Company purchased copper put option contracts for 59.5 million pounds of copper with maturity dates ranging from January 2020 through to December 2020, at strike prices between US$2.30 and US$2.60 per pound, at a total cost of $1,742. In addition, during the quarter ended December 31, 2020, the Company purchased copper put option contracts for 37.5 million pounds of copper with maturity dates from January 2021 to June 2021 at strike prices between $2.80 and $3.20 per pound, at a total cost of $3,368.

The Company purchased fuel call options during 2020 for diesel with maturity dates ranging from April 2020 to March 2021, at a total cost of $916. During the year ended December, 31, 2021, the Company received proceeds of $717 on diesel fuel call options that settled during the year. There were no fuel call options outstanding at December 31, 2021.

	Years ended December 31,
	2021	2020
Net realized (gain) loss on settled copper puts	14,511	(4,361)
Net unrealized (gain) loss on outstanding copper options	(1,064)	1,853
Realized (gain) loss on fuel call options	(470)	602
Unrealized (gain) loss on fuel call options	31	(31)
	13,008	(1,937)

Details of the outstanding copper price option contracts at December 31, 2021 are summarized in the following table:

	Quantity	Strike price	Period	Cost	Fair value
Copper collar contracts	42.7 million lbs	US$4.00/per lb US$5.60/per lb	H1 2022	4,693	3,904

In January and February of 2022, the Company purchased copper collar contracts for a total of 42 million pounds of copper with maturity dates ranging from July 2022 to December 2022, with a minimum copper strike price of US$4.00 per pound and a ceiling price of US$5.40 per pound.